Pay vs Performance Disclosure - USD ($)	12 Months Ended						24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Jun. 27, 2026	Jun. 28, 2025	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022	Jul. 02, 2022	Jul. 01, 2023	Jun. 29, 2024	Jun. 28, 2025	Jun. 27, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the relationship between executive compensation actually paid and the financial performance of the Company in accordance with SEC rules. It includes compensation for our Chief Executive Officer, or PEO (Ms. Crevoiserat) and average compensation for our NEOs other than our PEOs, or the non-PEO NEOs. The dollar amounts shown as compensation actually paid (“CAP”) do not reflect the actual amounts realized by our executives during the applicable year.
The financial performance measures used are the Company’s TSR, the peer group TSR (as disclosed under Item 201(e) of Regulation S-K), and the Company’s GAAP Net Income (as reported in our Annual Report on Form 10-K), each of which are required financial performance measures under the SEC rules. The SEC rules also require an issuer to select its most important other financial performance measure that is used to link CAP to the Company’s performance, which is Net Sales, as reflected in the SEC-required table below.
The HR Committee does not use CAP as a basis for making compensation decisions. For a discussion of how our HR Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 36 of this Proxy Statement.

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR MS. CREVOISERAT ($)(1)	COMPENSATION ACTUALLY PAID TO MS. CREVOISERAT(1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(1)(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (MILLIONS)	NET SALES (MILLIONS)
					TOTAL SHAREHOLDER RETURN(3)	INDEX TOTAL SHAREHOLDER RETURN(3)
2026	$33,986,485	$134,521,163	$5,643,191	$24,150,906	$390	$58	$1,528	$8,004
2025	$17,340,349	$77,657,770	$5,055,137	$17,746,944	$229	$51	$183	$7,011
2024	$15,430,213	$16,312,370	$4,565,986	$4,968,207	$110	$51	$816	$6,671
2023	$14,489,503	$21,941,536	$3,867,451	$5,632,476	$106	$58	$936	$6,661
2022	$13,739,426	$8,274,188	$4,287,976	$2,782,806	$74	$61	$856	$6,685

Named Executive Officers, Footnote	The following individuals are our Named Executive Officers for each fiscal year:

FISCAL YEAR	PEO(s)	NON-PEO NEOs
2026	Joanne Crevoiserat	Scott Roe, Todd Kahn, David Howard, and Denise Kulikowsky
2025	Joanne Crevoiserat	Scott Roe, Todd Kahn, David Howard, and Denise Kulikowsky
2024	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2023	Joanne Crevoiserat	Scott Roe, Todd Kahn, Liz Fraser, and David Howard
2022	Joanne Crevoiserat	Scott Roe, Todd Kahn, Tom Glaser, and Liz Fraser

Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on July 3, 2021 and ending on July 2, 2022, July 1, 2023, June 29, 2024, June 28, 2025, and June 27, 2026 calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group TSR column represents the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which is the industry specific index included in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended June 27, 2026.
PEO Total Compensation Amount	$ 33,986,485	$ 17,340,349	$ 15,430,213	$ 14,489,503		$ 13,739,426
PEO Actually Paid Compensation Amount	$ 134,521,163	77,657,770	16,312,370	21,941,536		8,274,188
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for FY 2026. For all prior year adjustments, refer to the 2023, 2024 and 2025 Proxy Statements.

	FY 2026
	PEO – MS. CREVOISERAT	AVG. NON-PEO NEO
Summary Compensation table total for applicable year.	33,986,485	5,643,191
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year.	(26,656,759)	(2,847,923)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	51,020,245	4,716,967
Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—

	FY 2026
	PEO – MS. CREVOISERAT	AVG. NON-PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	70,150,767	15,520,975
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	6,020,425	1,117,696
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	—
Compensation Actually Paid	134,521,163	24,150,906

Non-PEO NEO Average Total Compensation Amount	$ 5,643,191	5,055,137	4,565,986	3,867,451		4,287,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,150,906	17,746,944	4,968,207	5,632,476		2,782,806
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for FY 2026. For all prior year adjustments, refer to the 2023, 2024 and 2025 Proxy Statements.

	FY 2026
	PEO – MS. CREVOISERAT	AVG. NON-PEO NEO
Summary Compensation table total for applicable year.	33,986,485	5,643,191
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year.	(26,656,759)	(2,847,923)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. RSU values include RSUs attributable to reinvested dividend equivalents.	51,020,245	4,716,967
Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date.	—	—

	FY 2026
	PEO – MS. CREVOISERAT	AVG. NON-PEO NEO
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	70,150,767	15,520,975
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	6,020,425	1,117,696
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year.	—	—
Compensation Actually Paid	134,521,163	24,150,906

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the TSR of Tapestry and of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index assuming a fixed $100 initial investment on July 3, 2021 and reinvestment of dividends, and (ii) the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the fiscal years 2022, 2023, 2024, 2025, and 2026.
Because our TSR outperformed the TSR of our industry index, and because LTI are the most significant element of pay for our PEO and our other NEOs, compensation actually paid is substantially higher than amounts reported in the Summary Compensation Table on a cumulative basis for fiscal years 2022, 2023, 2024, 2025, and 2026. While we are extremely pleased with our strong absolute and relative TSR performance over the last five years, we realize that there is no guarantee that our executives will actually realize the amounts reported below as compensation actually paid.
COMPANY TSR AND S&P COMPOSITE 1500 APPAREL, ACCESSORIES & LUXURY GOODS INDEX TSR VS. COMPENSATION ACTUALLY PAID

●	Tapestry TSR	●	S&P Composite 1500 Apparel, Accessories & Luxury Goods Index	●	PEO Compensation Actually Paid - Crevoiserat	●	Avg non-PEO NEO Compensation Actually Paid

	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025	FY 2026
Tapestry TSR	$100	$74.12	$106.16	$110.13	$229.45	$389.55
S&P Composite 1500 Apparel, Accessories & Luxury Goods Index	$100	$61.23	$57.68	$50.58	$50.53	$57.50
PEO Compensation Actually Paid - Crevoiserat		$8,274,188	$21,941,536	$16,312,370	$77,657,770	$134,521,163
Avg non-PEO NEO Compensation Actually Paid		$2,782,806	$5,632,476	$4,968,207	$17,746,944	$24,150,906

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) Tapestry’s Net Income and (ii) compensation actually paid to our PEOs and average compensation actually paid to our non-PEO NEOs for the fiscal years 2022, 2023, 2024, 2025, and 2026
NET INCOME VS. COMPENSATION ACTUALLY PAID

●	Net Income (in millions)	●	PEO Compensation Actually Paid - Crevoiserat	●	Avg non-PEO NEO Compensation Actually Paid

	FY 2022	FY 2023	FY 2024	FY 2025	FY 2026
Net Income (in millions)	$856	$936	$816	$183	$1,528
PEO Compensation Actually Paid - Crevoiserat	$8,274,188	$21,941,536	$16,312,370	$77,657,770	$134,521,163
Avg non-PEO NEO Compensation Actually Paid	$2,782,806	$5,632,476	$4,968,207	$17,746,944	$24,150,906

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) Tapestry’s Net Sales and (ii) compensation actually paid to our PEOs and average compensation actually paid to our non-PEO NEOs for the fiscal years 2022, 2023, 2024, 2025, and 2026.
NET SALES VS. COMPENSATION ACTUALLY PAID

●	Net Sales (in millions)	●	PEO Compensation Actually Paid - Crevoiserat	●	Avg non-PEO NEO Compensation Actually Paid

	FY 2022	FY 2023	FY 2024	FY 2025	FY 2026
Net Sales (in millions)	$6,685	$6,661	$6,671	$7,011	$8,004
PEO Compensation Actually Paid - Crevoiserat	$8,274,188	$21,941,536	$16,312,370	$77,657,770	$134,521,163
Avg non-PEO NEO Compensation Actually Paid	$2,782,806	$5,632,476	$4,968,207	$17,746,944	$24,150,906

Tabular List, Table
PERFORMANCE MEASURES
The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during fiscal year 2026.

COMPANY-SELECTED PERFORMANCE MEASURES
Net Sales
Operating Income
Gross Margin
Return on Invested Capital
Relative Total Shareholder Return

Total Shareholder Return Amount					$ 74		$ 106	$ 110	$ 229	$ 390
Peer Group Total Shareholder Return Amount					$ 61		$ 58	$ 51	$ 51	$ 58
Net Income (Loss)	$ 1,528,000,000	$ 183,000,000	$ 816,000,000	$ 936,000,000		$ 856,000,000
Company Selected Measure Amount	8,004,000,000	7,011,000,000	6,671,000,000	6,661,000,000		6,685,000,000
PEO Name	Joanne Crevoiserat	Joanne Crevoiserat	Joanne Crevoiserat	Joanne Crevoiserat		Joanne Crevoiserat
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,656,759)
PEO | Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,020,245
PEO | Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,150,767
PEO | Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,020,425
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for the applicable year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,847,923)
Non-PEO NEO | Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,716,967
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,520,975
Non-PEO NEO | Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,117,696
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0